BUSINESS COMBINATION (Schedule of Purchase Price Allocation) (Details) € in Thousands, kr in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 SEK (kr)	Jul. 31, 2018 USD ($)	Jul. 31, 2018 SEK (kr)	Jan. 31, 2018 USD ($)	Jan. 31, 2018 EUR (€)
Abydos Consultores de Sistemas S.L.U [Member]
Goodwill	$ 232
Abydos Consultores de Sistemas S.L.U [Member] | Euro Member Countries, Euro [Member]
Cash | €							€ 29
Accounts receivable | €							142
Fixed assets | €							88
Goodwill | €		€ 188					188
Other assets | €							11
Total identifiable assets acquired | €							458
Notes payables-banks | €							11
Accounts payable | €							19
Accrued expenses and other current liabilities | €							126
Other liabilities | €							119
Total liabilities assumed | €							275
Total identifiable assets acquired and liabilities assumed | €							€ 183
Abydos Consultores de Sistemas S.L.U [Member] | United States of America, Dollars
Cash						$ 36
Accounts receivable						175
Fixed assets						108
Goodwill						232
Other assets						14
Total identifiable assets acquired						565
Notes payables-banks						14
Accounts payable						23
Accrued expenses and other current liabilities						155
Other liabilities						147
Total liabilities assumed						339
Total identifiable assets acquired and liabilities assumed						$ 226
Detact Security Solution AB [Member]
Goodwill	$ 1,007
Detact Security Solution AB [Member] | United States of America, Dollars
Cash				$ 74
Accounts receivable				999
Other current assets				50
Fixed assets				133
Goodwill				1,010
Other assets				116
Total identifiable assets acquired				2,382
Notes payables-banks				531
Accounts payable				20
Other liabilities				649
Non current liabilities				117
Total liabilities assumed				1,317
Total identifiable assets acquired and liabilities assumed				$ 1,065
Detact Security Solution AB [Member] | Sweden, Kronor
Cash | kr					kr 663
Accounts receivable | kr					8,902
Other current assets | kr					445
Fixed assets | kr					1,189
Goodwill | kr			kr 9,005		9,005
Other assets | kr					1,039
Total identifiable assets acquired | kr					21,243
Notes payables-banks | kr					4,734
Accounts payable | kr					182
Other liabilities | kr					5,788
Non current liabilities | kr					1,039
Total liabilities assumed | kr					11,743
Total identifiable assets acquired and liabilities assumed | kr					kr 9,500